Stock-Based Compensation Narrative (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended						12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 LDR Medical, SAS [Member]	Dec. 31, 2012 LDR Medical, SAS [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 2007 Plan [Member] LDR Medical, SAS [Member]	Dec. 31, 2012 2007 Plan [Member] LDR Medical, SAS [Member]	Mar. 31, 2013 2007 Plan [Member] Performance Shares [Member]	Dec. 31, 2013 2007 Plan [Member] Performance Shares [Member]	Dec. 31, 2007 2007 Plan [Member] Performance Shares [Member]	Dec. 31, 2007 2007 Plan [Member] Performance Shares [Member] Vesting Period One [Member]	Dec. 31, 2007 2007 Plan [Member] Performance Shares [Member] Vesting Period Two Through Four [Member]	Dec. 31, 2013 2013 Stock Option/Stock Issuance Plan [Member]
Share Based Compensation [Line Items]
Purchase price of stock as a percentage of fair market value														100.00%
Percentage of ownership of the company's outstanding Stock for determining the exercise price of incentive stock option														10.00%
Percentage of control of the company's outstanding stock for determining the exercise price of incentive stock option														10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent for Stockholder Owning or Having Voting Power Over a Stated Percentage of Outstanding Stock														110.00%
Stock vesting rights, annual percentage														25.00%
Stock award vesting period															1 year	36 months
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period														10 years
Common stock, reserved for future issuance										19,531	19,531						853,557
Common Stock, Capital Shares Reserved for Future Issuance, Share Reserve Anniversery Increase, Percentage																	4.00%
Options outstanding	1,572,626	1,572,626	1,253,909			509,062	390,549
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 6.17	$ 6.17	$ 3.29							$ 1.69	$ 1.69
Options granted for purchasing performance awards		461,600										81,841
Stock option expense		$ 1,269	$ 295	$ 184									$ 413
Stock authorized under employee purchase plans	111,111	111,111
Employee Stock Purchase Plans, Automatic Increase in the Number of Shares Available for Issuance, Percentage of Outstanding Common Stock					1.00%
Employee Stock Purchase Plans, Discount, Percentage of Market Price	85.00%
Employee Stock Purchase Plan, Maximum Annual Contributions Per Employee, Amount	25
Weighted average grant date fair value (in dollars per share)		$ 7.08	$ 2.80	$ 1.96
Intrinsic value of options exercised		1,680	188	214
Unrecognized compensation expense for unvested options								$ 2,836	$ 1,072
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								4 years